SCHEDULE 1 - COMPANY STATEMENT OF FINANCIAL POSITION (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Non-current assets
Property, plant and equipment	$ 1,352,645	$ 1,740,235	$ 2,075,441
Other intangible assets	673,952	933,030
Derivative financial instrument assets	29,410	1,540
Non-current assets	3,352,684	4,392,103
Current assets
Derivative financial instrument assets		565
Trade and other receivables	313,356	607,835
Cash and cash equivalents	577,956	293,823	514,078	$ 916,488
Current assets	924,308	972,607
TOTAL ASSETS	4,276,992	5,364,710
Non-current liabilities
Borrowings	3,219,215	3,056,696
Non-current liabilities	3,879,235	3,795,400
Current liabilities
Trade and other payables	422,500	532,627
Borrowings	128,734	454,151
Current liabilities	693,566	1,221,956
Total liabilities	4,572,801	5,017,356
EQUITY
Stated capital	5,403,139	5,394,812
Accumulated losses	(6,925,419)	(5,293,394)
Other reserves	1,067,701	8,430
Total equity	(295,809)	347,354	1,360,230	1,743,556
Total equity and liabilities	4,276,992	5,364,710
Parent Company
Non-current assets
Property, plant and equipment	49	26
Other intangible assets	1,092	1,357
Investments in subsidiaries	3,928,288	5,508,489
Amounts due from related parties	1,232,182	774,066
Derivative financial instrument assets	21,820	230
Non-current assets	5,183,431	6,284,168
Current assets
Amounts due from related parties	1,046,332	322,830
Derivative financial instrument assets		565
Trade and other receivables	8,994	16,964
Cash and cash equivalents	306,039	67,335	245,373	554,100
Current assets	1,361,365	407,694
TOTAL ASSETS	6,544,796	6,691,862
Non-current liabilities
Borrowings	2,299,460	1,358,290
Financial guarantees	18,157	2,357
Non-current liabilities	2,317,617	1,360,647
Current liabilities
Trade and other payables	19,823	14,035
Borrowings	22,229	10,200
Amounts due to related parties	503,049	336,510
Current liabilities	545,101	360,745
Total liabilities	2,862,718	1,721,392
EQUITY
Stated capital	5,403,139	5,394,812
Accumulated losses	(1,926,067)	(617,504)
Other reserves	205,006	193,162
Total equity	3,682,078	4,970,470	$ 4,855,873	$ 5,173,263
Total equity and liabilities	$ 6,544,796	$ 6,691,862